Consolidated Schedule of Investments (Parenthetical)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 CAD ($)
Open Forward Foreign Currency Contract [Line Items]
Unrealized Appreciation / (Depreciation)	$ 0
% of Net Assets	146.34%	73.28%	146.34%	146.34%	146.34%	146.34%
% of total assets	95.00%	47.00%	95.00%	95.00%	95.00%	95.00%
Net unrealized gain (loss) for federal tax purposes	$ 20,774,000	$ (311,000)
Tax cost basis	2,556,784,000	108,615,000
Gross unrealized appreciation	24,276,000	72,000
Gross unrealized depreciation	3,502,000	383,000
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total net unfunded revolving loan commitments	4,008,000
Revolving and Delayed Draw Loan Commitments
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	337,829,000.0	6,411,000.0
Less: funded commitments	(3,019,500)	(24,300)
Total net unfunded revolving loan commitments	334,809,500	6,386,700
Total net adjusted unfunded revolving and delayed draw commitments	334,809,500	6,386,700
Equity Investment Commitments
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	51,100	0
Total net unfunded revolving loan commitments	51,100
Total net adjusted unfunded revolving and delayed draw commitments	51,100
Investment, Identifier [Axis]: 22 HoldCo Limited
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	4,179,100
Less: funded commitments	0
Total net unfunded revolving loan commitments	4,179,100
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	4,179,100
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	13,584,900
Less: funded commitments	(526,300)
Total net unfunded revolving loan commitments	13,058,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	13,058,600
Investment, Identifier [Axis]: ADMA Biologics Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,000.0
Less: funded commitments	(1,000.0)
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	0
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,217,400	129,600
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,217,400	129,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,217,400	129,600
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	402,800
Less: funded commitments	0
Total net unfunded revolving loan commitments	402,800
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	402,800
Investment, Identifier [Axis]: Airx Climate Solutions, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	11,435,200
Less: funded commitments	0
Total net unfunded revolving loan commitments	11,435,200
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	11,435,200
Investment, Identifier [Axis]: Alcami Corporation and ACM Note Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	890,400	890,400
Less: funded commitments	0
Total net unfunded revolving loan commitments	890,400	890,400
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	890,400	890,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	7,713,500
Less: funded commitments	0
Total net unfunded revolving loan commitments	7,713,500
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	7,713,500
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	6,798,600
Less: funded commitments	(163,200)
Total net unfunded revolving loan commitments	6,635,400
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	6,635,400
Investment, Identifier [Axis]: BR PJK Produce, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,774,100
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,774,100
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,774,100
Investment, Identifier [Axis]: Bamboo US BidCo LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,621,900
Less: funded commitments	0
Total net unfunded revolving loan commitments	2,621,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	2,621,900
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,595,700
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,595,700
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,595,700
Investment, Identifier [Axis]: BradyIFS Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	4,916,300
Less: funded commitments	0
Total net unfunded revolving loan commitments	4,916,300
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	4,916,300
Investment, Identifier [Axis]: CPIG Holdco Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,000.0
Less: funded commitments	(500)
Total net unfunded revolving loan commitments	500
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	500
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	800,500
Less: funded commitments	0
Total net unfunded revolving loan commitments	800,500
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	800,500
Investment, Identifier [Axis]: Cliffwater LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,470,600
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,470,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,470,600
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	410,800
Less: funded commitments	0
Total net unfunded revolving loan commitments	410,800
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	410,800
Investment, Identifier [Axis]: Crosspoint Capital AS SPV, LP
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,887,700
Less: funded commitments	(211,300)
Total net unfunded revolving loan commitments	2,676,400
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	2,676,400
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube A&D Buyer Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,586,200
Less: funded commitments	0
Total net unfunded revolving loan commitments	2,586,200
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	2,586,200
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	24,210,900
Less: funded commitments	0
Total net unfunded revolving loan commitments	24,210,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	24,210,900
Investment, Identifier [Axis]: Demakes Borrower, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	3,292,700
Less: funded commitments	0
Total net unfunded revolving loan commitments	3,292,700
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	3,292,700
Investment, Identifier [Axis]: Echo Purchaser, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	8,750,000.0
Less: funded commitments	(159,100)
Total net unfunded revolving loan commitments	8,590,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	8,590,900
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,895,700
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,895,700
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,895,700
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	3,333,300
Less: funded commitments	0
Total net unfunded revolving loan commitments	3,333,300
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	3,333,300
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,349,600
Less: funded commitments	0
Total net unfunded revolving loan commitments	2,349,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	2,349,600
Investment, Identifier [Axis]: Flint OpCo, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,186,200
Less: funded commitments	0
Total net unfunded revolving loan commitments	2,186,200
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	2,186,200
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,607,100
Less: funded commitments	(1,071,400)
Total net unfunded revolving loan commitments	535,700
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	535,700
Investment, Identifier [Axis]: GC Waves Holdings, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	12,900,200
Less: funded commitments	0
Total net unfunded revolving loan commitments	12,900,200
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	12,900,200
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	4,568,300
Less: funded commitments	0
Total net unfunded revolving loan commitments	4,568,300
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	4,568,300
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	5,000,000.0
Less: funded commitments	0
Total net unfunded revolving loan commitments	5,000,000.0
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	5,000,000.0
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP 1
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	25,900
Total net unfunded revolving loan commitments	25,900
Total net adjusted unfunded revolving and delayed draw commitments	25,900
Investment, Identifier [Axis]: GroundWorks, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	503,800
Less: funded commitments	0
Total net unfunded revolving loan commitments	503,800
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	503,800
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,659,500
Less: funded commitments	0
Total net unfunded revolving loan commitments	2,659,500
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	2,659,500
Investment, Identifier [Axis]: HP RSS Buyer, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	3,529,900
Less: funded commitments	0
Total net unfunded revolving loan commitments	3,529,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	3,529,900
Investment, Identifier [Axis]: Hakken Midco B.V.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,082,700
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,082,700
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,082,700
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	3,001,000.0
Less: funded commitments	(600)
Total net unfunded revolving loan commitments	3,000,400
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	3,000,400
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	865,300
Less: funded commitments	0
Total net unfunded revolving loan commitments	865,300
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	865,300
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,826,100
Less: funded commitments	(600)
Total net unfunded revolving loan commitments	1,825,500
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,825,500
Investment, Identifier [Axis]: Hyland Software, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,102,900
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,102,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,102,900
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc. and IHS Parent Holdings, L.P.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	6,727,800	1,590,900
Less: funded commitments	0
Total net unfunded revolving loan commitments	6,727,800	1,590,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	6,727,800	1,590,900
Investment, Identifier [Axis]: Keystone Agency Partners LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	34,309,100
Less: funded commitments	0
Total net unfunded revolving loan commitments	34,309,100
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	34,309,100
Investment, Identifier [Axis]: Kings Buyer, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,529,300
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,529,300
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,529,300
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	182,200	182,200
Less: funded commitments	0	(24,300)
Total net unfunded revolving loan commitments	182,200	157,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	182,200	157,900
Investment, Identifier [Axis]: Lightbeam Bidco, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	3,225,700
Less: funded commitments	0
Total net unfunded revolving loan commitments	3,225,700
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	3,225,700
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	5,526,300
Less: funded commitments	0
Total net unfunded revolving loan commitments	5,526,300
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	5,526,300
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	20,322,900
Less: funded commitments	(321,600)
Total net unfunded revolving loan commitments	20,001,300
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	20,001,300
Investment, Identifier [Axis]: Next Holdco, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,697,600
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,697,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,697,600
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,200,400	3,519,900
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,200,400	3,519,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,200,400	3,519,900
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	17,900
Less: funded commitments	0
Total net unfunded revolving loan commitments	17,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	17,900
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	3,450,000.0
Less: funded commitments	0
Total net unfunded revolving loan commitments	3,450,000.0
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	3,450,000.0
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	5,803,600
Less: funded commitments	0
Total net unfunded revolving loan commitments	5,803,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	5,803,600
Investment, Identifier [Axis]: Omnia Partners, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	429,400
Less: funded commitments	0
Total net unfunded revolving loan commitments	429,400
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	429,400
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	4,600,000.0
Less: funded commitments	0
Total net unfunded revolving loan commitments	4,600,000.0
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	4,600,000.0
Investment, Identifier [Axis]: PYE-Barker Fire & Safety, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	14,963,600
Less: funded commitments	0
Total net unfunded revolving loan commitments	14,963,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	14,963,600
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	7,072,400
Less: funded commitments	(500)
Total net unfunded revolving loan commitments	7,071,900
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	7,071,900
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,183,600
Less: funded commitments	(166,100)
Total net unfunded revolving loan commitments	1,017,500
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,017,500
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P. 1
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	19,600
Total net unfunded revolving loan commitments	19,600
Total net adjusted unfunded revolving and delayed draw commitments	19,600
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,481,000.0
Less: funded commitments	0
Total net unfunded revolving loan commitments	2,481,000.0
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	2,481,000.0
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	6,001,000.0
Less: funded commitments	(500)
Total net unfunded revolving loan commitments	6,000,500
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	6,000,500
Investment, Identifier [Axis]: PushPay USA Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	357,100
Less: funded commitments	0
Total net unfunded revolving loan commitments	357,100
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	357,100
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,000.0
Less: funded commitments	(600)
Total net unfunded revolving loan commitments	400
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	400
Investment, Identifier [Axis]: Solar Bidco Limited
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	1,476,600
Less: funded commitments	0
Total net unfunded revolving loan commitments	1,476,600
Less: commitments substantially at discretion of the Fund	0
Less: unavailable commitments due to borrowing base or other covenant restrictions	0
Total net adjusted unfunded revolving and delayed draw commitments	1,476,600
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,876,500
Total net unfunded revolving loan commitments	2,876,500
Total net adjusted unfunded revolving and delayed draw commitments	2,876,500
Investment, Identifier [Axis]: Sugar PPC Buyer LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	5,434,800
Total net unfunded revolving loan commitments	5,434,800
Total net adjusted unfunded revolving and delayed draw commitments	5,434,800
Investment, Identifier [Axis]: Sunbit Receivables Trust IV
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,700,000.0
Total net unfunded revolving loan commitments	2,700,000.0
Total net adjusted unfunded revolving and delayed draw commitments	2,700,000.0
Investment, Identifier [Axis]: TSS Buyer, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,956,600
Total net unfunded revolving loan commitments	2,956,600
Total net adjusted unfunded revolving and delayed draw commitments	2,956,600
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	4,245,300
Total net unfunded revolving loan commitments	4,245,300
Total net adjusted unfunded revolving and delayed draw commitments	4,245,300
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	18,776,800
Total net unfunded revolving loan commitments	18,776,800
Total net adjusted unfunded revolving and delayed draw commitments	18,776,800
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	166,900
Less: funded commitments	(700)
Total net unfunded revolving loan commitments	166,200
Total net adjusted unfunded revolving and delayed draw commitments	166,200
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	194,600
Total net unfunded revolving loan commitments	194,600
Total net adjusted unfunded revolving and delayed draw commitments	194,600
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	25,000,000.0
Total net unfunded revolving loan commitments	25,000,000.0
Total net adjusted unfunded revolving and delayed draw commitments	25,000,000.0
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	2,966,100
Less: funded commitments	(395,500)
Total net unfunded revolving loan commitments	2,570,600
Total net adjusted unfunded revolving and delayed draw commitments	2,570,600
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P. 1
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments	5,600
Total net unfunded revolving loan commitments	5,600
Total net adjusted unfunded revolving and delayed draw commitments	$ 5,600
Investment, Identifier [Axis]: athenahealth Group Inc.
Financial Support for Nonconsolidated Legal Entity [Abstract]
Total revolving loan commitments		98,000.0
Total net unfunded revolving loan commitments		98,000.0
Total net adjusted unfunded revolving and delayed draw commitments		$ 98,000.0
Open Forward Foreign Currency Contract, Identifier [Axis]: AUD, Wells Fargo Bank, N.A., Company Settlement Date November 17, 2026
Open Forward Foreign Currency Contract [Line Items]
Description	us-gaap:ForeignExchangeContractMember		us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased	$ 6,165,000
Notional Amount to be Sold					$ 9,518
Counterparty	asif:WellsFargoBankNAMember		asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: CAD, Wells Fargo Bank, N.A., Company Settlement Date November 16, 2026
Open Forward Foreign Currency Contract [Line Items]
Description	us-gaap:ForeignExchangeContractMember		us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased	$ 583,000
Notional Amount to be Sold | £			£ 480
Counterparty	asif:WellsFargoBankNAMember		asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: EUR, Wells Fargo Bank, N.A., Company Settlement Date January 26, 2024
Open Forward Foreign Currency Contract [Line Items]
Description	us-gaap:ForeignExchangeContractMember		us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased	$ 8,380,000
Notional Amount to be Sold | €				€ 7,826
Counterparty	asif:WellsFargoBankNAMember		asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A., Company Settlement Date August 21, 2026
Open Forward Foreign Currency Contract [Line Items]
Description	us-gaap:ForeignExchangeContractMember		us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased	$ 14,240,000
Notional Amount to be Sold | £			£ 11,532
Counterparty	asif:WellsFargoBankNAMember		asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A., Company Settlement Date March 31, 2025
Open Forward Foreign Currency Contract [Line Items]
Description	us-gaap:ForeignExchangeContractMember		us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased	$ 1,017,000
Notional Amount to be Sold						$ 1,391
Counterparty	asif:WellsFargoBankNAMember		asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 0
Open Forward Foreign Currency Contract, Identifier [Axis]: GBP, Wells Fargo Bank, N.A., Company Settlement Date March 31, 2026
Open Forward Foreign Currency Contract [Line Items]
Description	us-gaap:ForeignExchangeContractMember		us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember	us-gaap:ForeignExchangeContractMember
Notional Amount to be Purchased	$ 874,000
Notional Amount to be Sold | £			£ 720
Counterparty	asif:WellsFargoBankNAMember		asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember	asif:WellsFargoBankNAMember
Unrealized Appreciation / (Depreciation)	$ 0
Investments, at Fair Value, and Other Non-Qualifying Assets | Customer Concentration Risk | Non-Qualifying Assets
Composition, percent of fair value	0.26%	9.00%